SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	11 Months Ended	12 Months Ended
	Dec. 12, 2021	Dec. 31, 2021
Statement [Line Items]
Description of lease		lease term of 12 months or less
Description of claims		Both entities together hold 1,840 claims comprising
Holding interest	20.00%
Remaining interest	80.00%
Up [Member]
Statement [Line Items]
Remaining interest		12.00%
Percent Owned		30.00%
Bottom [Member]
Statement [Line Items]
Remaining interest		9.50%
Percent Owned		20.00%